Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Income Taxes (Tables) [Line Items]
Schedule of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Current income tax expense/(benefit):
US-Federal	—	—	—
US-State	—	—	—
Foreign	(1,967,421)	3,805,213	1,043,451
Total current income tax expense/(benefit)	(1,967,421)	3,805,213	1,043,451

Deferred tax expense/(benefit):
US-Federal	(991,250)	(2,420,618)	—
US-State	(236,011)	(576,338)	—
Foreign	5,377,966	(1,474,186)	—
Total deferred tax expense/(benefit)	4,150,705	(4,471,142)	—
Total income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

Schedule of Effective Tax Rates

Effective tax rates of 17.22% for 2023, (37.48%) for 2022 and 17.48% for 2021 differ from the federal statutory rate applied to income before income taxes due to the following:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Federal income tax benefit at the statutory rate	(991,250)	(2,420,618)	—
Effect of:
State income taxes	(236,011)	(576,338)	—
Foreign taxes	3,494,884	2,331,027	1,043,451
Other, net	(84,339)	—	—
Income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

Schedule of Company’s Net Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets:
Impairment loss on digital assets	209,966	107,635
Impairment loss on mining equipment	3,080,895	3,080,895
Net operating loss carryforwards	6,319,614	1,555,942
Credit loss provision for receivables	81,120	131,472
Impairment loss on assets held by FTX	1,356,130	1,316,199
Limits on interest expense deduction	2,087,147	647,893
Total gross deferred tax assets	13,134,872	6,840,036

Deferred tax liabilities:
Digital asset	(5,469,875)	—
Depreciation of equipment	(7,344,560)	(2,368,894)
Total gross deferred liabilities	(12,814,435)	(2,368,894)
Net deferred tax assets	320,437	4,471,142
	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets/(liabilities):
Singapore	(3,903,780)	1,474,186
United States	4,224,217	2,996,956
Net deferred tax assets	320,437	4,471,142

Arisz Acquisition Corp. [Member]
Income Taxes (Tables) [Line Items]
Schedule of Provision for Income Taxes	The income tax provision consists of the following:
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022 (Restated)
Federal
Current	$492,735	$76,625
Deferred	(101,410)	(20,294)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	101,410	20,294
Income tax provision	$492,735	$76,625

Schedule of Effective Tax Rates	A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):
	For the Year ended September 30, 2023	For the Year ended September 30, 2022 (Restated)
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	1.89%	(52.42)%
Change in valuation allowance	5.93%	(11.30)%
	28.82%	(42.72)%

Schedule of Company’s Net Deferred Tax Assets and Liabilities	The Company’s net deferred tax assets are as follows:
	September 30, 2023	September 30, 2022 (Restated)
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	121,704	20,294
Total deferred tax asset	121,704	20,294
Valuation allowance	(121,704)	(20,294)
Deferred tax asset, net of allowance	$—	$—